Finance income and costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Finance income before exceptional items and remeasurements [Abstract]
Finance income	£ 42	£ 24	[1]
Finance costs before exceptional items and remeasurements [abstract]
Finance costs	562	538	[1]
Net finance costs [Abstract]
Finance income (cost)	(520)	(514)
Before exceptional items and remeasurements [Member]
Finance income before exceptional items and remeasurements [Abstract]
Finance income	42	24	[1]
Finance costs before exceptional items and remeasurements [abstract]
Net interest on defined benefit plan	(11)	(33)
Interest expense on debt instruments issued	(555)	(546)
Expense due to unwinding of discount on provisions	(35)	(38)
Interest expense on other financial liabilities	(9)	(8)
Interest costs capitalised	74	59
Finance costs	536	566	[1]
Net finance costs [Abstract]
Finance income (cost)	(494)	(542)
Exceptional items and remeasurements [Member]
Finance income before exceptional items and remeasurements [Abstract]
Finance income	0	0	[1]
Finance costs before exceptional items and remeasurements [abstract]
Finance costs	26	(28)	[1]
Net finance costs [Abstract]
Finance income (cost)	(26)	28
Quadgas HoldCo Limited [Member] | Discontinued operations [member]
Net finance costs [Abstract]
Interest received from associates	£ 12	£ 15

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).